Related party transactions	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Related party transactions
19. Related party transactions
Pursuant to IAS 24 — Related Party Disclosures (“IAS 24”), the related parties of the Group are all entities and individuals (and their close family members) capable of exercising control, joint control or significant influence over the Group and its subsidiaries, including the Group’s controlling shareholder, Monterubello s.s. (“Monterubello”), as well as other companies owned by Monterubello and its shareholders. Related parties also include the Group’s associates and joint arrangements, members of the Group’s Board of Directors and executives with strategic responsibilities, as well as their families and entities controlled by them.

The Group’s transactions with related parties are primarily of a commercial and/or financial nature and are on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved. Transactions carried out by the Group with these related parties are further described below.
Transactions with associates
•The purchase of raw materials (primarily carded yarns) from Filati Biagioli Modesto.
•The purchase of finished products from Luigi Fedeli e Figlio S.r.l. and Norda Run Inc.
Transactions with Monterubello and companies controlled by Monterubello or its shareholders, the Company’s directors or the Senior Management Team
•The rental of properties from EZ Real Estate S.p.A. (“EZ Real Estate”) or its subsidiaries under lease agreements.
•The purchase of raw materials, primarily wool, from entities within the Schneider Group until December 31, 2025.
•The purchase of industrial services (primarily finishing of fabrics), from Finissaggio e Tintoria Ferraris S.p.A.
•The purchase of industrial services from Pettinatura di Verrone S.r.l.
•Licensing, marketing and other sustainability-related services from Oasi Zegna.
•Support to the activities of Fondazione Zegna, a charitable organization which provides an opportunity for charitable work on the part of the Zegna family and Group employees. Fondazione Zegna supports and funds projects in cooperation with non-profit organizations operating in various fields and different parts of the world.
•Put contracts entered into with Mr. Thom Browne as part of the Group’s investments in Thom Browne Inc. whereby the Group has been required to, and may in the future be required to, purchase all or a portion of the remaining non-controlling interests in Thom Browne Inc. For additional information relating to the Thom Browne put option, see Note 16 — Other non-current financial liabilities.
Transactions with other related parties connected to directors and shareholders
•Transactions with UBS Group AG and its subsidiaries (together referred to as the “UBS Group AG”) for borrowings, revolving credit lines and financial assets the Group holds (mainly cash and cash equivalents and other securities), as well as derivative contracts in the course of the Group’s risk management activities. UBS Group AG also provides certain financial guarantees to third parties on behalf of the Group. Following Mr. Sergio Ermotti’s appointment as Group Chief Executive Officer of UBS Group AG effective April 5, 2023, UBS Group AG and its subsidiaries qualify as related parties of the Group.
The following table summarizes transactions with related parties for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30, 2026						For the six months ended June 30, 2025
(€ thousands)	Revenues	Cost of sales	Selling, general and administra-tive expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange (losses)/gains	Revenues	Cost of sales	Selling, general and administra-tive expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange (losses)/gains
Associates
Filati Biagioli Modesto S.p.A.	—	3,118	7	—	—	—	—	3,049	6	—	—	—
Other associates	—	1	—	—	—	—	10	—	1	—	—	—
Total associates	—	3,119	7	—	—	—	10	3,049	7	—	—	—
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
EZ Real Estate	1	1,326	2,321	1,102	(283)	—	9	1,287	1,874	1,027	(355)	—
Schneider Group	—	—	—	—	—	—	—	4,247	10	—	5	—
Alan Real Estate S.A.	—	911	1,803	—	(658)	1	—	878	1,796	—	(835)	—
Agnona S.r.l.	227	12	127	31	—	—	16	22	134	36	—	—
Other companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team (1)	49	2,436	212	2	1	1	5	2,306	434	—	1	—
Other related parties connected to directors and shareholders
UBS Group AG	—	—	699	—	84	(2,124)	—	—	515	—	122	2,296
Other	—	—	456	—	—	—	—	—	1,390	—	—	—
Total transactions with related parties	277	7,804	5,625	1,135	(856)	(2,122)	40	11,789	6,160	1,063	(1,062)	2,296
Total for the Group	987,290	319,475	531,071	68,205	(19,616)	(3,082)	927,690	301,658	501,804	62,882	(4,201)	10,214
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(1)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A. and Pettinatura di Verrone S.r.l.

The following table summarizes assets and liabilities with related parties at June 30, 2026 and December 31, 2025:

	At June 30, 2026				At December 31, 2025
(€ thousands)	Non-current assets	Current assets	Non-current liabilities	Current liabilities	Non-current assets	Current assets	Non-current liabilities	Current liabilities
Associates
Filati Biagioli Modesto S.p.A.	—	34	—	2,217	—	91	—	617
Total associates	—	34	—	2,217	—	91	—	617
Monterubello and Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
EZ Real Estate	31,503	3	25,420	7,035	34,723	619	28,577	7,036
Alan Real Estate S.A.	33,641	—	28,492	5,628	35,830	—	32,106	5,410
Schneider Group	—	—	—	—	—	3	—	2,508
Agnona S.r.l.	—	57	—	4	—	96	—	132
Other companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team (1)	307	104	—	1,578	329	114	—	1,441
Other related parties connected to directors and shareholders
UBS Group AG	9,499	15,373	9,251	888	1,616	10,185	667	2,489
Other	—	—	—	79	—	—	—	754
Total transactions with related parties	74,950	15,571	63,163	17,429	72,498	11,108	61,350	20,387
Total for the Group	1,890,133	1,198,742	1,161,540	816,428	1,644,495	1,190,213	985,235	750,392
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(1)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., and Pettinatura di Verrone S.r.l.